Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2021
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
21. Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests in fiscal 2019, 2020 and 2021 are as follows:

	Millions of yen
	2019	2020	2021
Beginning Balance	¥7,420	¥9,780	¥10,331
Adjustment of redeemable noncontrolling interests to redemption value	2,131	0	0
Transaction with noncontrolling interests	0	653	(10,028)
Comprehensive income (loss)
Net Income (loss)	404	384	(23)
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	326	(197)	(280)
Total other comprehensive income (loss)	326	(197)	(280)
Comprehensive income (loss)	730	187	(303)
Dividends	(501)	(289)	0

Ending Balance	¥9,780	¥10,331	¥0